Taxes Schedule of Income from Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Taxes [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 16,685	$ 18,610	$ 19,412
Income (Loss) from Continuing Operations before Income Taxes, Foreign	4,953	6,189	5,244
Income from continuing operations before income taxes	$ 21,638	$ 24,799	$ 24,656